Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income attributable to common shares (in Dollars)	$ 192,529	$ 4,455,428	$ 6,816,572
Denominator:
Weighted average common shares outstanding	23,153,976	20,924,683	17,279,443
Basic earnings per share attributable to common shares (in Dollars per share)	$ 0.01	$ 0.21	$ 0.39
Numerator:
Net income attributable to common shares for calculating diluted earnings per share (in Dollars)	$ 192,529	$ 4,455,428	$ 6,816,572
Denominator:
Weighted average common shares outstanding	23,153,976	20,924,683	17,279,443
Effects of dilutive securities
Warrants
Share options			179,479
RSUs (in Dollars)		$ 132,380	$ 110,518
Shares used in computing diluted earnings per share attributable to common shares	23,153,976	21,057,063	17,569,440
Diluted earnings per share attributable to common shares (in Dollars per share)	$ 0.01	$ 0.21	$ 0.39